Accounts Payable and Accrued Expenses (Tables)	9 Months Ended
Sep. 30, 2023
Accounts Payable and Accrued Expenses [Abstract]
Schedule of Accounts Payable and Accrued Expenses	Accrued expenses consisted of the following at the dates indicated:
	September 30, 2023	December 31, 2022
Accrued expenses:
Accrued legal fees	$361,592	$1,905,225
Accrued printing costs related to S-4 filing	687,000	—
Accrued accounting fees	—	1,600
Total accrued expenses	$1,048,592	$1,906,825